CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalent	$ 65,395	$ 59,767	$ 6,016
Designated cash	2,917	0
Restricted deposit	12	12	138
Prepaid expenses and other receivables	2,312	1,446	905
Due from Aspire Group	787	56	296
Due from the Michigan Joint Operation and NPI	2,827	3,192	250
Trade receivables	3,869	3,701	2,737
Total current assets	78,119	68,174	10,342
NON-CURRENT ASSETS
Restricted deposit	159	164	150
Restricted deposits - Joint Venture	3,773	3,773	2,000
Company share of Joint Venture net assets			603
Property and equipment	1,308	1,301	849
Intangible assets	19,875	17,835	14,413
Right-of-use assets	2,389	3,127	4,688
Deferred taxes	273	211	130
Total non-current assets	27,777	26,411	22,833
Total assets	105,896	94,585	33,175
CURRENT LIABILITIES
Trade and other payables	4,619	4,910	1,855
Lease liabilities	1,486	1,651	1,455
Capital notes, loans and accrued interest due to Aspire Group	19,337	0	22,419
Loans and other due to William Hill, net	0	1,972	14,245
Employees withholding payable	2,917	0
Employees' related payables and accruals	4,241	3,562	2,583
Total current liabilities	32,600	12,095	20,138
NON-CURRENT LIABILITIES
Capital notes, loans and accrued interest due to Aspire Group	0	17,739	14,987
Loans and other due to William Hill, net	11,766	10,666
Company share of Joint Venture net liabilities	1,101	1,025
Lease liabilities	1,198	1,855	3,382
Accrued severance pay, net	414	384	276
Total non-current liabilities	14,479	31,669	18,645
EQUITY
Share capital	44	44	21
Reserve with respect to transaction under common control	(8,467)	(8,467)	(8,467)
Reserve with respect to funding transactions with related parties	20,072	20,072	16,940
Share premium	70,450	68,608	22,788
Share based payments reserve	3,336	3,907	2,967
Accumulated losses	(26,618)	(33,343)	(39,857)
Total equity	58,817	50,821	(5,608)
TOTAL LIABILITIES AND EQUITY	$ 105,896	$ 94,585	$ 33,175